Cover	Jul. 06, 2026
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Jul. 06, 2026
Entity File Number	333-235700
Entity Registrant Name	SYNERGY EMPIRE LIMITED
Entity Central Index Key	0001766267
Entity Tax Identification Number	38-4096727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Lot 8D, Jalan Teknologi 3/6
Entity Address, Address Line Two	Kawasan Perindustrian Nouvelle
Entity Address, Address Line Three	Taman Sains Selangor, 1, Pju 5 Kota Damansara
Entity Address, City or Town	Petaling Jaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	47810
City Area Code	+(60)3
Local Phone Number	5877 0030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Lot 1G & 2G, Kompleks Lanai
Entity Address, Address Line Two	No. 2, Persiaran Seri Perdana
Entity Address, City or Town	Putrajaya
Entity Address, Country	MY
Entity Address, Postal Zip Code	62250